Segmented information - Property, plant and equipment, net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Property, plant and equipment	$ 4,197,509	$ 4,411,768
United States
Disclosure of geographical areas [line items]
Property, plant and equipment	2,582,900	2,537,515
Egypt
Disclosure of geographical areas [line items]
Property, plant and equipment	482,764	520,497
New Zealand
Disclosure of geographical areas [line items]
Property, plant and equipment	83,880	232,831
Canada
Disclosure of geographical areas [line items]
Property, plant and equipment	161,870	157,483
Chile
Disclosure of geographical areas [line items]
Property, plant and equipment	114,327	113,789
Trinidad
Disclosure of geographical areas [line items]
Property, plant and equipment	42,282	43,835
Waterfront Shipping
Disclosure of geographical areas [line items]
Property, plant and equipment	698,003	775,729
Other
Disclosure of geographical areas [line items]
Property, plant and equipment	$ 31,483	$ 30,089